Restatement (Tables)	12 Months Ended
Dec. 31, 2021
Restatement
Schedule of effects of restatement on consolidated financial statements

Consolidated Statement of Profits and Losses and Other Comprehensive Loss – 2021 Restatement

	Year ended
	December 31,		December 31,
	2021 (As Filed)	Adjustments	2021 (As Restated)
Revenues:
Retail and wholesale revenues	$1,207,344	$(13,671)	$1,193,673
Management fee income	2,317	—	2,317
Total revenues	1,209,661	(13,671)	1,195,990
Cost of goods sold	621,610	(4,028)	617,582
Gross profit before impact of biological assets	588,051	(9,643)	578,408
Realized fair value amounts included in inventory sold	(365,642)	—	(365,642)
Unrealized fair value gain on growth of biological assets	465,180	—	465,180
Gross profit	687,589	(9,643)	677,946
Operating expenses:
Selling, general and administrative	370,106	—	370,106
Share-based compensation	45,632	—	45,632
Depreciation and amortization	96,217	—	96,217
Total operating expenses	511,955	—	511,955
Income (loss) from operations	175,634	(9,643)	165,991
Other income (expense):
Interest income	629	—	629
Interest expense	(53,549)	—	(53,549)
Interest expense related to lease liabilities	(36,713)	—	(36,713)
Gain on investment	(2,974)	—	(2,974)
Loss on impairment of goodwill and other intangible assets	(14,573)	—	(14,573)
Other expense	(3,658)	—	(3,658)
Total other expense	(110,838)	—	(110,838)
Income (loss) before provision for income taxes	64,796	(9,643)	55,153
Income tax expense	(173,926)	—	(173,926)
Net loss	(109,130)	(9,643)	(118,773)
Less: Net income (loss) attributable to non-controlling interest	(7,399)	—	(7,399)
Net loss attributable to Curaleaf Holdings, Inc.	$(101,731)	$(9,643)	$(111,374)
Loss per share attributable to Curaleaf Holdings, Inc. – basic and diluted	$(0.15)	$(0.01)	$(0.16)
Weighted average common shares outstanding – basic and diluted	698,759,274	—	698,759,274

Consolidated Statement of Cash Flows – 2021 Restatement

	Year ended
	December 31,		December 31,
	2021 (As Filed)	Adjustments	2021 (As Restated)
Cash flows from operating activities:
Net loss	$(109,130)	$(9,643)	$(118,773)
Adjustments to reconcile loss to net cash provided (used) in operating activities:
Depreciation and amortization	132,644	—	132,644
Share-based compensation	45,632	—	45,632
Non-cash bonus	—	—	—
Non-cash interest expense	44,859	—	44,859
Unrealized gain on changes in fair value of biological assets	(465,180)	—	(465,180)
Realized fair value amounts included in inventory sold	365,642	—	365,642
Impairment loss	14,573	—	14,573
(Gain)/loss on debt retirement	152	—	152
(Gain)/loss on investment	2,974	—	2,974
(Gain)/loss on sale of property, plant and equipment	3,333	—	3,333
Deferred taxes	19,214	—	19,214
Changes in operating assets and liabilities
Accounts receivable	(29,402)	4,143	(25,259)
Biological assets	80,414	—	80,414
Inventories	(185,607)	5,500	(180,107)
Prepaid expenses and other current assets	(24,902)	—	(24,902)
Other assets	5,641	—	5,641
Accounts payable	(10,298)	—	(10,298)
Income taxes payable	59,768	—	59,768
Accrued expenses	15,709	—	15,709
Net cash provided (used) in operating activities	(33,964)	—	(33,964)
Cash flows from investing activities:
Purchases of property and equipment	(171,955)	—	(171,955)
Proceeds from sale of entity	29,828	—	29,828
Payments made on completion on acquisitions	(37,820)	—	(37,820)
Prepayment for acquisition consideration	—	—	—
Cash acquired from acquisitions	14,500	—	14,500
Payments received on notes receivable	3,717	—	3,717
Note receivable from third party	(2,244)	—	(2,244)
Net cash used in investing activities	(163,974)	—	(163,974)
Cash flows from financing activities:
Cash received from financing agreement	531,093	—	531,093
Proceeds from sale leaseback	24,419	—	24,419
Debt issuance costs	(5,564)	—	(5,564)
Minority buyouts	(1,190)	—	(1,190)
Prepayment Penalties on retired notes payable	(23,827)	—	(23,827)
Lease liability payments	(52,775)	—	(52,775)
Proceeds from minority interest investment in Curaleaf International	83,979	—	83,979
Cash received in private placement	—	—	—
Principal payments on notes payable	(366,749)	—	(366,749)
Acquisition escrow shares returned and retired	(8,312)	—	(8,312)
Exercise of stock options	3,157	—	3,157
Issuance of common shares, net of issuance costs	240,569	—	240,569
Net cash provided by financing activities	424,800	—	424,800
Net change in cash	226,862	—	226,862
Cash at beginning of period	73,542	—	73,542
Cash held for sale	—	—	—
Effect of exchange rate on cash	(1,075)	—	(1,075)
Cash at end of period	$299,329	$—	$299,329

Consolidated Statements of Financial Position – 2021 Restatement

	December 31,		December 31,
	2021 (As Filed)	Adjustments	2021 (As Restated)
Assets
Current assets:
Cash and cash equivalents	$299,329	$—	$299,329
Accounts receivable, net	64,570	(4,143)	60,427
Inventories, net	391,195	(5,500)	385,695
Biological assets	78,600	—	78,600
Assets held for sale	80,583	—	80,583
Prepaid expenses and other current assets	35,667	—	35,667
Current portion of notes receivable	2,315	—	2,315
Total current assets	952,259	(9,643)	942,616
Deferred tax asset	2,593	—	2,593
Notes receivable	842	—	842
Property, plant and equipment, net	379,720	—	379,720
Right-of-use assets, net	285,111	—	285,111
Intangible assets, net	1,010,008	—	1,010,008
Goodwill	605,496	—	605,496
Investments	4,401	—	4,401
Prepaid acquisition consideration	—	—	—
Other assets	22,048	—	22,048
Total assets	$3,262,478	$(9,643)	$3,252,835

Liabilities and shareholders’ equity
Current liabilities:
Accounts payable	$26,751	$—	$26,751
Accrued expenses	87,583	—	87,583
Income tax payable	140,019	—	140,019
Current portion of lease liability	19,279	—	19,279
Current portion of notes payable	1,966	—	1,966
Current contingent consideration liability	9,155	—	9,155
Liabilities held for sale	18,472	—	18,472
Other current liabilities	12,171	—	12,171
Total current liabilities	315,396	—	315,396
Deferred tax liability	299,333	—	299,333
Notes payable	434,123	—	434,123
Lease liability	298,281	—	298,281
Non-controlling interest redemption liability	72,140	—	72,140
Contingent consideration liability	28,839	—	28,839
Contingent consideration liability – related party		—	-
Other long term liability	5,876	—	5,876
Total liabilities	1,453,988	—	1,453,988

Shareholders’ equity:
Share capital	2,225,940	—	2,225,940
Treasury shares	(5,208)	—	(5,208)
Reserves	(162,085)	—	(162,085)
Accumulated other comprehensive income	(9,996)	3,187	(6,809)
Accumulated deficit	(291,395)	(9,643)	(301,038)
Redeemable non-controlling interest contingency	(72,140)	—	(72,140)
Total Curaleaf Holdings, Inc. shareholders' equity	1,685,116	(6,456)	1,678,660

Non-controlling interest	123,374	(3,187)	120,187
Total shareholders’ equity	1,808,490	(9,643)	1,798,847
Total liabilities and shareholders’ equity	$3,262,478	$(9,643)	$3,252,835

Consolidated Statements of Financial Position – 2020 Restatement

	December 31,		December 31,
	2020 (As Filed)	Adjustments	2020 (As Restated)
Assets
Current assets:
Cash and cash equivalents	$73,542	$—	$73,542
Accounts receivable, net	28,830	—	28,830
Inventories, net	197,991	—	197,991
Biological assets	46,210	—	46,210
Assets held for sale	58,504	—	58,504
Prepaid expenses and other current assets	10,140	—	10,140
Current portion of notes receivable	2,645	—	2,645
Total current assets	417,862	—	417,862
Deferred tax asset	5,528	—	5,528
Notes receivable	2,000	—	2,000
Property, plant and equipment, net	242,855	—	242,855
Right-of-use assets, net	267,168	—	267,168
Intangible assets, net	797,401	(89,767)	707,634
Goodwill	470,144	68,681	538,825
Investments	16,264	—	16,264
Prepaid acquisition consideration	132,234	—	132,234
Other assets	35,135	—	35,135
Total assets	$2,386,591	$(21,086)	$2,365,505

Liabilities and shareholders’ equity
Current liabilities:
Accounts payable	$47,043	$—	$47,043
Accrued expenses	57,475	—	57,475
Income tax payable	79,649	—	79,649
Current portion of lease liability	15,710	—	15,710
Current portion of notes payable	6,500	—	6,500
Liabilities held for sale	7,181	—	7,181
Other current liabilities	6,568	—	6,568
Total current liabilities	220,126	—	220,126
Deferred tax liability	226,465	(25,660)	200,805
Notes payable	285,001	—	285,001
Lease liability	270,495	—	270,495
Non-controlling interest redemption liability	2,694	—	2,694
Contingent consideration liability	1,898	—	1,898
Other long term liability	3,698	—	3,698
Total liabilities	1,010,377	(25,660)	984,717

Shareholders’ equity:
Share capital	1,754,412	—	1,754,412
Treasury shares	(5,208)	—	(5,208)
Reserves	(177,744)	—	(177,744)
Accumulated deficit	(194,645)	4,574	(190,071)
Redeemable non-controlling interest contingency	(2,694)	—	(2,694)
Total Curaleaf Holdings, Inc. shareholders' equity	1,374,121	4,574	1,378,695
Non-controlling interest	2,093	—	2,093
Total shareholders’ equity	1,376,214	4,574	1,380,788
Total liabilities and shareholders’ equity	$2,386,591	$(21,086)	$2,365,505

Consolidated Statements of Profits and Losses and Other Comprehensive Loss – 2020 Restatement

	Year ended
	December 31,		December 31,
	2020 (As Filed)	Adjustments	2020 (As Restated)
Revenues:
Retail and wholesale revenues	$586,219	$—	$586,219
Management fee income	40,418	—	40,418
Total revenues	626,637	—	626,637
Cost of goods sold	311,148	—	311,148
Gross profit before impact of biological assets	315,489	—	315,489
Realized fair value amounts included in inventory sold	(149,586)	—	(149,586)
Unrealized fair value gain on growth of biological assets	224,610	—	224,610
Gross profit	390,513	—	390,513
Operating expenses:
Selling, general and administrative	227,274	—	227,274
Share-based compensation	30,879	—	30,879
Depreciation and amortization	68,676	(8,753)	59,923
Total operating expenses	326,829	(8,753)	318,076
Income (loss) from operations	63,684	8,753	72,437
Other income (expense):
Interest income	6,484	—	6,484
Interest expense	(47,903)	—	(47,903)
Interest expense related to lease liabilities	(21,099)	—	(21,099)
Gain on investment	37,560	—	37,560
Loss on impairment of goodwill and other intangible assets	(23,659)	—	(23,659)
Other expense	6,976	—	6,976
Total other expense	(41,641)	—	(41,641)
Income (loss) before provision for income taxes	22,043	8,753	30,796
Income tax expense	(83,371)	(4,179)	(87,550)
Net loss	(61,328)	4,574	(56,754)
Less: Net income (loss) attributable to non-controlling interest	407	—	407
Net loss attributable to Curaleaf Holdings, Inc.	$(61,735)	$4,574	$(57,161)
Loss per share attributable to Curaleaf Holdings, Inc. – basic and diluted	$(0.11)	$0.01	$(0.10)
Weighted average common shares outstanding – basic and diluted	557,192,899	—	557,192,899

Consolidated Statements of Cash Flows – 2020 Restatement

	Year ended
	December 31,		December 31,
	2020 (As Filed)	Adjustments	2020 (As Restated)
Cash flows from operating activities:
Net loss	$(61,328)	$4,574	$(56,754)
Adjustments to reconcile loss to net cash provided (used) in operating activities:
Depreciation and amortization	88,466	(8,753)	79,713
Share-based compensation	29,361	—	29,361
Non-cash bonus	1,518	—	1,518
Non-cash interest expense	6,590	—	6,590
Unrealized gain on changes in fair value of biological assets	(224,610)	—	(224,610)
Realized fair value amounts included in inventory sold	149,586	—	149,586
Impairment loss	23,659	—	23,659
(Gain)/loss on sale of property, plant and equipment	550	—	550
Deferred taxes	7,541	4,179	11,720
Gain on investment	(37,566)	—	(37,566)
Changes in operating assets and liabilities
Accounts receivable	5,956	—	5,956
Biological assets	55,707	—	55,707
Inventories	(92,384)	—	(92,384)
Prepaid expenses and other current assets	4,748	—	4,748
Other assets	(17,702)	—	(17,702)
Accounts payable	9,958	—	9,958
Income taxes payable	57,753	—	57,753
Accrued expenses	4,552	—	4,552
Net cash provided (used) in operating activities	12,355	—	12,355
Cash flows from investing activities:
Purchases of property and equipment	(126,273)	—	(126,273)
Proceeds from sale of entity	1,004	—	1,004
Payments made on completion on acquisitions	(59,695)	—	(59,695)
Prepayment for acquisition consideration	(7,500)	—	(7,500)
Payment in connection with option to acquire an entity	—	—	—
Amounts advanced for notes receivable	(4,646)	—	(4,646)
Net cash used in investing activities	(197,110)	—	(197,110)
Cash flows from financing activities:
Cash received from financing agreement	186,235	—	186,235
Proceeds from sale leaseback	42,466	—	42,466
Minority buyouts	(2,508)	—	(2,508)
Lease liability payments	(26,762)	—	(26,762)
Cash received in private placement	24,552	—	24,552
Principal payments on notes payable	(2,920)	—	(2,920)
Exercise of stock options	3,013	—	3,013
Net cash provided by financing activities	224,076	—	224,076
Net change in cash	39,321	—	39,321
Cash at beginning of period	42,310	—	42,310
Cash held for sale	(8,089)	—	(8,089)
Cash at end of period	$73,542	$—	$73,542

Specifically, as it relates to purchase price allocation, the effects of the restatement of the allocation of purchase consideration are summarized below:

	December 31,		December 31,
	2020		2020 (As Restated)
Purchase price allocation	Cura	Adjustments	Cura
Assets acquired:
Cash	$12,755	$—	$12,755
Accounts receivable, net	11,027	—	11,027
Prepaid expenses and other current assets	2,232	—	2,232
Inventory	22,074	—	22,074
Biological assets	—	—	—
Property, plant and equipment, net	7,465	—	7,465
Right-of-use assets	9,047	—	9,047
Other assets	832	—	832
Intangible assets :
Licenses	135,060	(134,420)	640
Trade name	28,340	94,300	122,640
Service agreements	59,030	(59,030)	—
Know-how	—	—	—
Non-compete agreements	4,950	630	5,580
Goodwill	113,252	68,681	181,933
Deferred tax liabilities	(58,971)	29,839	(29,132)
Liabilities assumed	(22,652)	—	(22,652)
Consideration transferred	$324,441	$—	$324,441